[The American Funds Group(r)]


ICA

The Investment Company of America

2000 Semi-Annual Report
For the six months ended June 30


Backstage at Your Mutual Fund

[cover:  various photographs of people conducting business]


ICA(SM)

The Investment Company of America(r) seeks long-term growth of capital and income, placing greater emphasis on future dividends than on current income.

ICA is one of the 29 American Funds, the nation's third-largest mutual fund family. For nearly seven decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.


2000 RESULTS AT A GLANCE
For the six months ended June 30
(with dividends and capital gain distributions reinvested)

                                              Standard &              Lipper, Inc.
                                              Poor's 500              Growth & Income
                               ICA            Composite Index         Funds Average*
Income Return                  0.75%           0.56%                  n.a.
Capital Return                 1.74%          -1.01%                  n.a.
Total Return                   2.49%          -0.45%                  -0.47%

*Average of 1,007 growth-and-income funds. Lipper averages do not reflect the effects of sales charges.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the returns on a $1,000 investment for periods ended June 30, 2000, with all distributions reinvested:

                                               10 years         5 years        1 year

Class A Shares
reflecting 5.75% maximum sales charge
Total return                                   +312.20%         +140.98%       +0.27%
Average annual compound return                 +15.22%          +19.23%        -

Results for Class B shares are not shown because of the brief time between their introduction on March 15 and the end of the fund's fiscal period.

The fund's 30-day yield for Class A shares as of July 31, 2000, calculated in accordance with the Securities and Exchange Commission formula, was 1.78%.

Please see the back cover for important information about Class A and B shares.

Figures shown are past results and are not predictive of future results. Share price and return will vary, so you may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity.



Fellow Shareholders

So far in the new century, stock market prices have behaved overall like a classic roller coaster, beginning with a tantalizingly long climb followed by a steep, gut-wrenching ride down. ICA, as it often has in such environments, provided a less exciting but more gratifying experience.

For the six months ended June 30, the value of an ICA share rose 2.5%, including reinvestment of the 40-cents-a-share capital gain distribution paid in March and 12-cents-a-share income dividends in March and June. Standard & Poor's 500 Composite Index, which measures mostly large U.S. companies, finished down 0.4%. That number doesn't reflect much of what happened during the period, with many stocks down sharply at the low point and many of the hot Internet stocks suffering the biggest declines.

ICA escaped much of the ride down thanks to its traditional reliance on intensive research to find long-term values. For some time now, that has led the fund into technology companies providing the infrastructure for telecommunications and information technology, many of which have retained investor confidence. Texas Instruments, which makes digital signal processors, gained 42%. Micron Technology rode its memory products to a 127% increase. The fund also had winners in pharmaceuticals, including Pfizer (+55%*) and Pharmacia (+37%*). On the other hand, rising interest rates took their toll on basic industrial stocks as investors worried about a possible slowing in the economy. Alcoa, for instance, dropped 30%. Bank stocks also continued to be weak.

*Adjusted for mergers.

We consider it a hopeful sign that the stock market gained a broader footing for a time, with many over-priced stocks taking a hit and more stable, dividend-paying stocks regaining favor. Toward mid-year, however, some of that change was reversed. Whatever comes next, the investment professionals at Capital Research and Management Company, advisers to ICA and the 28 other funds in the American Funds Group, will continue to focus on values rather than fads. Just as it did so far this year, that approach has enabled the fund to produce positive returns for 22 straight calendar years, which Lipper Inc. records show to be the longest such string in the mutual fund industry.

Sincerely,

/s/ R. Michael Shanahan
R. Michael Shanahan
President

August 14, 2000

[The American Funds Group(r)]



INVESTMENT PORTFOLIO - June 30, 2000

                                                                           Market
                                                                            Value Percent of
Investment Mix                                                         (Millions) Net Assets
Equity Securities                                                     $46,946.719      83.39%
U.S. Treasury and Notes                                                     0.000       0.00
Cash and Equivalents                                                    9,347.843      16.61
Total                                                                 $56,294.562     100.00%

                                                        Acquisition        Market
                                                                Cost        Value Percent of
Largest Individual Holdings                               (Millions)   (Millions) Net Assets
Viacom                                                      $619.004   $1,927.619       3.42%
Pfizer                                                       387.229    1,650.851       2.93
Time Warner                                                  169.161    1,328.586       2.36
Pharmacia                                                    853.170    1,225.759       2.18
Texas Instruments                                             47.809    1,044.050       1.85
Philip Morris Co                                             594.975    1,035.938       1.84
Federal National Mortgage                                     58.609      991.396       1.76
Corning                                                      157.275      958.056       1.70
Micron Tech                                                  265.343      871.819       1.55
Royal Dutch Petroleum/"Shell" Transport and Trading          405.616      826.313       1.47

                                                                           Market
                                                                            Value Percent of
Largest Industry Holdings                                              (Millions) Net Assets
Health & Personal Care                                                 $5,817.921      10.33%
Broadcasting & Publishing                                               4,427.217       7.86
Data Processing Reproduction                                            3,796.479       6.76
Electronic Components                                                   3,448.200       6.12
Energy Sources                                                          3,242.944       5.76
Diversified Telecommunication Services                                  3,188.160       5.67
Banking                                                                 2,476.701       4.41
Financial Services                                                      2,125.673       3.77
Beverages & Tobacco                                                     1,871.950       3.32
Merchandising                                                           1,716.637       3.05

                                                                           Market
                                                                            Value Percent of
Largest Investment Categories                                          (Millions) Net Assets
Services                                                              $12,795.599      22.73%
Capital Equipment                                                      10,662.101      18.94
Consumer Goods                                                          9,801.674      17.41
Finance                                                                 6,009.404      10.67
Energy                                                                  4,070.976       7.23



The Investment Company of America
Investment Portfolio, June 30, 2000


                                                                                                               Market
                                                                                               Number of        Value   Percent of
Equity Securitites                                                                                Shares   (millions)   Net Assets
ENERGY
ENERGY SOURCES  -  5.76%
BP Amoco PLC (ADR)                                                                              2,500,000      141.406          .25
Broken Hill Proprietary Co. Ltd.                                                                5,057,166       59.658          .11
Chevron Corp.                                                                                   3,920,000      332.465          .59
Conoco Inc., Class A                                                                            6,650,000      146.300
Conoco Inc., Class B                                                                           10,181,845      250.092          .70
Exxon Mobil Corp.                                                                               1,250,000       98.125          .17
Kerr-McGee Corp.                                                                                1,001,200       59.008          .11
Murphy Oil Corp.                                                                                2,175,000      129.277          .23
Phillips Petroleum Co.                                                                          7,400,000      375.087          .67
Royal Dutch Petroleum Co. (New York registered)                                                11,800,000      726.437
"Shell" Transport and Trading Co., PLC (New York registered)                                    2,000,000       99.875         1.47
Texaco Inc.                                                                                     2,100,000      111.825          .20
TOTAL FINA SA, Class B                                                                          1,273,469      195.316
TOTAL FINA SA, Class B (ADR)                                                                    3,053,833      234.573          .76
Unocal Corp.                                                                                    6,440,000      213.325          .38
USX-Marathon Group                                                                              2,800,000       70.175          .12
UTILITIES: ELECTRIC & GAS  -  1.47%
American Electric Power Co., Inc.                                                               3,000,000       88.875          .16
Dominion Resources, Inc.                                                                        3,631,912      155.718          .28
Duke Energy Corp.                                                                               1,375,000       77.516          .14
Florida Progress Corp.                                                                            400,000       18.750          .03
GPU, Inc.                                                                                       2,579,900       69.819          .12
Pinnacle West Capital Corp.                                                                     3,229,800      109.409          .19
Southern Co.                                                                                    3,821,400       89.086          .16
Williams Companies, Inc.                                                                        5,250,000      218.859          .39
                                                                                                             4,070.976         7.23

MATERIALS
CHEMICALS  -  1.17%
Air Products and Chemicals, Inc.                                                                1,200,000       36.975          .06
Dow Chemical Co.                                                                               14,350,000      433.191          .77
E.I. du Pont de Nemours and Co.                                                                   600,000       26.250          .05
Imperial Chemical Industries PLC (ADR)                                                          5,300,000      163.306          .29
FOREST PRODUCTS & PAPER  -  1.49%
Fort James Corp.                                                                               10,700,000      247.437          .44
Georgia-Pacific Corp., Georgia-Pacific Group                                                    8,300,000      217.875          .39
International Paper Co.                                                                         3,762,473      112.169          .20
Louisiana-Pacific Corp.                                                                         4,675,000       50.841          .09
Weyerhaeuser Co.                                                                                4,850,000      208.550          .37
METALS: NONFERROUS  -  1.26%
Alcoa Inc.                                                                                     20,953,400      607.649         1.08
Freeport-McMoRan Copper & Gold Inc., Class B (1)                                                  394,600        3.650          .01
Phelps Dodge Corp.                                                                              1,696,300       63.081          .11
WMC Ltd.                                                                                        7,500,000       33.477          .06
                                                                                                             2,204.451         3.92

CAPITAL EQUIPMENT
AEROSPACE & MILITARY TECHNOLOGY  -  .93%
Boeing Co.                                                                                      1,800,000       75.263          .13
General Motors Corp., Class H (1)                                                                 402,614       35.329          .06
Northrop Grumman Corp.                                                                          1,000,000       66.250          .12
Raytheon Co., Class A                                                                           2,536,335       49.300
Raytheon Co., Class B                                                                           4,228,100       81.391          .23
United Technologies Corp.                                                                       3,700,000      217.837          .39
DATA PROCESSING & REPRODUCTION  -  6.76%
Cisco Systems, Inc. (1)                                                                        10,200,000      648.337         1.15
Compaq Computer Corp.                                                                           5,800,000      148.263          .26
Computer Associates International, Inc.                                                         7,295,000      373.413          .66
Dell Computer Corp. (1)                                                                         2,000,000       98.625          .18
Fujitsu Ltd.                                                                                    7,623,000      263.456          .47
Hewlett-Packard Co.                                                                             3,666,600      457.867          .82
International Business Machines Corp.                                                           6,000,000      657.375         1.17
Microsoft Corp. (1)                                                                             3,000,000      240.000          .43
Oracle Corp. (1)                                                                                7,600,000      638.875         1.14
3Com Corp. (1)                                                                                  2,529,600      145.768          .26
Xerox Corp.                                                                                     6,000,000      124.500          .22
ELECTRICAL & ELECTRONIC  -  2.21%
Emerson Electric Co.                                                                            1,900,000      114.712          .20
Hitachi, Ltd.                                                                                   8,500,000      122.469          .22
Lucent Technologies Inc.                                                                        1,150,000       68.138          .12
Nokia Corp., Class A (ADR)                                                                      4,720,000      235.705          .42
Nortel Networks Corp.                                                                             500,000       34.125          .06
Siemens AG                                                                                      1,800,000      270.743          .48
Telefonaktiebolaget LM Ericsson, Class B (ADR)                                                 20,000,000      400.000          .71
ELECTRONIC COMPONENTS  -  6.12%
Corning Inc.                                                                                    3,550,000      958.056         1.70
Intel Corp.                                                                                     2,600,000      347.587          .62
Micron Technology, Inc. (1)                                                                     9,900,000      871.819         1.55
Motorola, Inc.                                                                                  7,800,000      226.688          .40
Texas Instruments Inc.                                                                         15,200,000    1,044.050         1.85
ELECTRONIC INSTRUMENTS  -  0.34%
PE Biosystems Group  (formerly PE Corp.)                                                        2,893,800      190.629          .34
ENERGY EQUIPMENT  -  1.05%
Baker Hughes Inc.                                                                               5,325,000      170.400          .30
Schlumberger Ltd.                                                                               5,650,000      421.631          .75
INDUSTRIAL COMPONENTS  -  0.43%
Dana Corp.                                                                                      2,121,500       44.949          .08
Delphi Automotive Systems Corp.                                                                 5,764,088       83.940          .15
Illinois Tool Works Inc.                                                                        2,000,000      114.000          .20
MACHINERY & ENGINEERING  -  1.10%
Caterpillar Inc.                                                                                2,500,000       84.687          .15
Cummins Engine Co., Inc.                                                                        1,700,000       46.325          .08
Deere & Co.                                                                                     5,652,000      209.124          .37
Fluor Corp.                                                                                     1,400,000       44.275          .08
Ingersoll-Rand Co.                                                                              1,550,000       62.387          .11
Parker Hannifin Corp.                                                                           2,000,000       68.500          .12
Thermo Electron Corp. (1)                                                                       5,000,000      105.313          .19
                                                                                                            10,662.101        18.94

CONSUMER GOODS
APPLIANCES & HOUSEHOLD DURABLES  -  0.14%
Newell Rubbermaid Inc.                                                                          3,000,000       77.250          .14
AUTOMOBILES  -  0.65%
Ford Motor Co.                                                                                  3,540,600      152.246          .27
General Motors Corp.                                                                            1,146,958       66.595          .12
Honda Motor Co., Ltd.                                                                           4,360,000      148.221          .26
BEVERAGES & TOBACCO  -  3.32%
Coca-Cola Co.                                                                                   2,250,000      129.234          .23
PepsiCo, Inc.                                                                                  13,100,000      582.131         1.03
Philip Morris Companies Inc.                                                                   39,000,000    1,035.937         1.84
R.J. Reynolds Tobacco Holdings, Inc.                                                            4,461,666      124.648          .22
FOOD & HOUSEHOLD PRODUCTS  -  2.30%
Archer Daniels Midland Co.                                                                      9,555,000       93.758          .17
Bestfoods                                                                                       1,200,000       83.100          .15
Colgate-Palmolive Co.                                                                             250,000       14.969          .03
General Mills, Inc.                                                                             7,600,000      290.700          .52
H.J. Heinz Co.                                                                                  1,700,000       74.375          .13
Nabisco Group Holdings Corp.                                                                   16,000,000      415.000          .74
Procter & Gamble Co.                                                                              600,000       34.350          .06
Sara Lee Corp.                                                                                 11,400,000      220.162          .39
Unilever NV (New York registered)                                                               1,400,000       60.200          .11
HEALTH & PERSONAL CARE  -  10.33%
Abbott Laboratories                                                                             3,000,000      133.687          .24
American Home Products Corp.                                                                    3,250,000      190.938          .34
AstraZeneca PLC                                                                                15,110,900      704.806
AstraZeneca PLC (ADR)                                                                             199,000        9.254         1.27
Avon Products, Inc.                                                                             6,139,800      273.221          .48
Becton, Dickinson and Co.                                                                       3,700,000      106.144          .19
Bristol-Myers Squibb Co.                                                                        9,707,600      565.468         1.00
Cardinal Health, Inc., Class A                                                                  5,026,200      371.939          .66
Kimberly-Clark Corp.                                                                            2,975,000      170.691          .30
Merck & Co., Inc.                                                                               4,100,000      314.163          .56
Pfizer Inc (merged with Warner-Lambert)                                                        34,392,725    1,650.851         2.93
Pharmacia Corp. (formerly Monsanto Co. and                                                     23,714,800    1,225.759         2.18
 Pharmacia & Upjohn, Inc.)
Schering-Plough Corp.                                                                           2,000,000      101.000          .18
RECREATION  & OTHER CONSUMER PRODUCTS  -  0.17%
Eastman Kodak Co.                                                                               1,200,000       71.400          .13
Hasbro, Inc.                                                                                    1,700,000       25.606          .04
TEXTILES & APPAREL  -  0.50%
NIKE, Inc., Class B                                                                             7,130,200      283.871          .50
                                                                                                             9,801.674        17.41

SERVICES
BROADCASTING & PUBLISHING  -  7.86%
AT&T Corp. - Liberty Media Group (1)                                                           24,000,000      582.000         1.03
Dow Jones & Co., Inc.                                                                           1,275,100       93.401          .17
Infinity Broadcasting Corp. (1)                                                                 7,000,000      255.062          .45
Knight-Ridder, Inc.                                                                             3,780,000      201.049          .36
New York Times Co., Class A                                                                     1,000,000       39.500          .07
Time Warner Inc.                                                                               17,481,400    1,328.586         2.36
Viacom Inc., Class A (1)                                                                        2,392,800      163.608
Viacom Inc., Class B (merged with CBS) (1)                                                     25,870,000    1,764.011         3.42
BUSINESS SERVICES  -  2.49%
Cendant Corp. (1)                                                                              36,550,000      511.700          .91
Dun & Bradstreet Corp.                                                                          1,748,700       50.057          .09
FedEx Corp. (formerly FDX Corp.) (1)                                                            2,870,000      109.060          .19
Interpublic Group of Companies, Inc.                                                            5,349,700      230.037          .41
Pitney Bowes Inc.                                                                               3,000,000      120.000          .21
Sabre Group Holdings, Inc., Class A (1)                                                         2,475,580       70.554          .12
Waste Management, Inc.                                                                         16,530,000      314.070          .56
DIVERSIFIED TELECOMMUNICATION SERVICES  -  5.67%
AT&T Corp.                                                                                     25,655,000      811.339         1.44
Deutsche Telekom AG                                                                             7,000,000      398.426          .71
GTE Corp.                                                                                       3,510,000      218.497          .39
Qwest Communications International Inc. (1)                                                     1,250,000       62.109          .11
SBC Communications Inc.                                                                         5,977,200      258.514          .46
Sprint FON Group                                                                               13,560,000      691.560         1.23
Telefonica, SA (ADR) (1)                                                                          941,994       60.346          .11
Telefonos de Mexico, SA de CV, Class L (ADR)                                                    2,764,800      157.939          .28
U S WEST, Inc.                                                                                  3,550,000      304.413          .54
Worldcom Inc. (formerly MCI WorldCom, Inc.) (1)                                                 4,905,000      225.017          .40
HEALTH CARE PROVIDERS & SERVICES  -  0.52%
HCA Healthcare Corp. (formerly Columbia/HCA Healthcare Corp.)                                   9,600,000      291.600          .52
INFORMATION TECHNOLOGY CONSULTING & SERVICES  -  0.35%
Computer Sciences Corp. (1)                                                                     1,032,700       77.130          .14
Electronic Data Systems Corp.                                                                   2,900,000      119.625          .21
LEISURE & TOURISM  -  1.66%
McDonald's Corp.                                                                                3,000,000       98.812          .18
Seagram Co. Ltd.                                                                                7,799,000      452.342
Seagram Co. Ltd. 7.50% ACES convertible preferred                                                 900,000       48.375          .89
Walt Disney Co.                                                                                 8,600,000      333.788          .59
MERCHANDISING  -  3.05%
Albertson's, Inc.                                                                              12,114,000      402.791          .72
AutoZone, Inc. (1)                                                                              4,140,000       91.080          .16
Dillard's Inc., Class A                                                                         1,995,000       24.439          .04
Dollar General Corp.                                                                            3,750,000       73.125          .13
Gap, Inc.                                                                                       2,000,000       62.500          .11
J.C. Penney Co., Inc.                                                                           3,000,000       55.312          .10
Limited Inc.                                                                                   15,800,000      341.675          .61
Lowe's Companies, Inc.                                                                         10,150,000      416.784          .74
May Department Stores Co.                                                                       1,968,450       47.243          .08
Wal-Mart Stores, Inc.                                                                           3,500,000      201.688          .36
TRANSPORTATION: AIRLINES  -  0.31%
AMR Corp. (1)                                                                                   4,850,000      128.222          .23
Delta Air Lines, Inc.                                                                             942,100       47.635          .08
WIRELESS TELECOMMUNICATION SERVICES  -  0.82%
Vodafone AirTouch PLC (ADR)                                                                    11,115,000      460.578          .82
                                                                                                            12,795.599        22.73

FINANCE
BANKING  -  4.41%
Bank of America Corp.                                                                          13,577,100      583.815         1.04
BANK ONE CORP.                                                                                  7,785,000      206.789          .37
Comerica Inc.                                                                                     750,000       33.656          .06
First Union Corp.                                                                              10,801,900      268.022          .48
Fleet Boston Financial Corp.                                                                    6,125,000      208.250          .37
KeyCorp                                                                                           500,000        8.812          .02
Lloyds TSB Group PLC                                                                            7,400,000       69.975          .12
National City Corp.                                                                             2,000,000       34.125          .06
Toronto-Dominion Bank                                                                           4,848,900      117.922          .21
U.S. Bancorp                                                                                    2,500,000       48.125          .09
Wachovia Corp.                                                                                  1,250,000       67.813          .12
Washington Mutual, Inc.                                                                        12,846,600      370.946          .66
Wells Fargo & Co.                                                                              11,831,000      458.451          .81
FINANCIAL SERVICES  -  3.77%
Associates First Capital Corp., Class A                                                         2,500,000       55.781          .10
Fannie Mae                                                                                     18,996,800      991.395         1.76
Freddie Mac                                                                                     2,400,000       97.200          .17
Household International, Inc.                                                                  13,000,000      540.313          .96
MBNA Corp.                                                                                      3,080,000       83.545          .15
Providian Financial Corp.                                                                       1,400,000      126.000          .22
SLM Holding Corp.                                                                               6,182,000      231.439          .41
INSURANCE  -  2.49%
Aetna Inc.                                                                                      1,685,300      108.175          .19
Allstate Corp.                                                                                  8,550,000      190.238          .34
American General Corp.                                                                          2,710,000      165.310          .29
American International Group, Inc.                                                              3,375,000      396.563          .70
Aon Corp.                                                                                       2,500,000       77.656          .14
Berkshire Hathaway Inc., Class A (1)                                                                1,488       80.054          .14
Chubb Corp.                                                                                     1,400,000       86.100          .15
Jefferson-Pilot Corp.                                                                           2,200,000      124.163          .22
Lincoln National Corp.                                                                          1,800,000       65.025          .12
SAFECO Corp.                                                                                    1,602,300       31.846          .06
St. Paul Companies, Inc.                                                                        2,400,000       81.900          .14
                                                                                                             6,009.404        10.67

OTHER
MULTI-INDUSTRY  -  0.29%
Canadian Pacific Ltd.                                                                           2,450,000       64.159          .11
Honeywell International Inc.                                                                    2,700,000       90.956          .16
Minnesota Mining and Manufacturing Co.                                                            120,000        9.900          .02
GOLD MINES  -  0.62%
Barrick Gold Corp.                                                                              8,000,000      145.500          .26
Newmont Mining Corp.                                                                            5,600,000      121.100          .22
Placer Dome Inc.                                                                                8,000,000       76.500          .14
MISCELLANEOUS  -  1.58%
Equity securities in initial period of acquisition                                                             894.399         1.58
                                                                                                             1,402.514         2.49


Total Equity Securities   (cost: $28,562.556 million)                                                       46,946.719        83.39




                                                                                               Principal       Market
                                                                                                  Amount        Value   Percent of
                                                                                              (millions)   (millions)   Net Assets
FEDERAL AGENCY OBLIGATIONS  -  8.31%
Federal Farm Credit Bank Notes 6.42%-6.48% due 7/17-8/31/2000                                     111.353      110.223          .20
Federal Home Loan Banks 5.99%-6.52% due 7/5-9/27/2000                                           1,892.704    1,877.723         3.33
Federal Home Loan Mortgage Corp. 6.02%-6.545% due 7/5-9/28/2000                                 1,592.835    1,579.859         2.81
Federal National Mortgage Assn. 5.83%-6.52% due 7/6-9/28/2000                                     921.979      913.614         1.62
Student Loan Marketing Assn. 6.094%-6.374% due 7/20-12/21/2000 (3)                                200.000      199.877          .35
CORPORATE SHORT-TERM NOTES  -  8.14%
AIG Funding Inc. 6.53%-6.60% due 8/16-8/21/2000                                                    30.000       29.726          .05
Alcoa Inc. 6.32%-6.65% due 7/11-9/21/2000                                                         147.700      146.342          .26
American Express Credit Corp. 6.52%-6.88% due 7/3-8/28/2000                                       105.000      104.234          .18
American General Corp. 6.10%-6.56% due 7/10-9/11/2000                                              45.000       44.628
American General Finance Corp. 6.33%-6.59% due 7/12-9/21/2000                                      94.000       93.050          .24
Anheuser-Busch Companies, Inc. 6.12%-6.57% due 7/10-8/16/2000                                     107.900      107.452          .19
Archer Daniels Midland Co. 6.53%-6.64% due 8/21-9/15/2000                                         100.000       98.897          .18
Associates First Capital Corp. 6.08%-6.85% due 7/3-9/12/2000                                      163.900      163.167          .29
AT&T Corp. 6.53%-6.60% due 8/2-8/22/2000                                                          130.323      129.331          .23
Avon Capital Corp. 6.59% due 9/5/2000 (2)                                                          40.600       40.100          .07
Bell Atlantic Financial Services Inc. 6.50%-6.61% due 7/17-9/1/2000                               144.800      143.877          .25
BellSouth Capital Funding Corp. 6.55% due 9/13/2000 (2)                                            50.000       49.315
BellSouth Telecommunications, Inc. 6.30%-6.53% due 7/10-8/29/2000                                  49.100       48.820          .18
Bestfoods 6.11%-6.57% due 7/11-7/21/2000 (2)                                                       50.000       49.846          .09
Campbell Soup Co. 6.30%-6.55% due 7/5-9/8/2000                                                    139.700      138.523          .25
Chevron USA Inc. 6.55% due 8/1-8/2/2000                                                           100.000       99.403          .18
Coca-Cola Co. 6.12%-6.55% due 7/10-8/29/2000                                                      151.000      150.345          .27
Colgate-Palmolive Co. 6.51%-6.52% due 7/16-8/15/2000 (2)                                           68.000       67.629          .12
Duke Energy Corp. 6.05%-6.54% due 7/5-8/11/2000                                                    88.000       87.657          .16
Eastman Kodak Co. 6.07%-6.62% due 7/10-8/16/2000                                                  127.900      127.235          .23
E.I. du Pont de Nemours and Co. 6.52%-6.55% due 7/25-9/27/2000                                    110.000      108.690          .19
Emerson Electric Co. 6.30%-6.45% due 7/5-7/25/2000 (2)                                            110.000      109.707          .19
Ford Motor Credit Co. 6.54%-6.57% due 9/1-10/11/2000                                              130.000      127.927          .23
Fortune Brands Inc. 6.13%-6.55% due 7/24-8/1/2000 (2)                                              50.000       49.751          .09
Gannett Co., Inc. 6.46%-6.52% due 7/11-7/19/2000 (2)                                              150.000      149.615          .27
General Electric Capital Corp. 6.50%-6.95% due 7/3-10/13/2000                                     196.300      195.242          .35
General Mills Inc. 6.56%-6.57% due 7/17-7/20/2000                                                  33.000       32.891          .06
General Motors Acceptance Corp. 6.54%-6.59% due 7/24-9/18/2000                                    150.000      148.468          .26
Gillette Co. 6.52% due 7/26-7/31/2000 (2)                                                         105.400      104.858          .19
H.J. Heinz Co. 6.50%-6.58% due 7/24-8/14/2000                                                     115.750      115.128          .20
Household Finance Corp. 6.30%-6.57% due 7/12-8/15/2000                                            145.000      144.136          .26
IBM Credit Corp. 6.52%-6.56% due 7/18-7/31/2000                                                    81.600       81.215          .14
Johnson & Johnson 6.51% due 8/14/2000 (2)                                                          35.000       34.715          .06
Lucent Technologies Inc. 6.56%-6.60% due 7/31-8/30/2000                                            90.000       89.277          .16
Marsh USA Inc. 6.54%-6.65% due 8/14-9/1/2000 (2)                                                  148.750      147.234          .26
Minnesota Mining and Manufacturing Co. 6.20%-6.54% due 7/11-9/19/2000                              94.550       93.628          .17
Motorola Credit Corp. 6.10%-6.52% due 7/24-7/28/2000                                               76.695       76.342
Motorola Inc. 6.58%-6.59% due 9/25-9/26/2000                                                       60.000       59.042          .24
Pepsico Inc. 6.50% due 7/27-7/31/2000                                                              61.600       61.292          .11
Pfizer Inc. 6.49% due 7/11-7/12/2000 (2)                                                           86.100       85.920          .15
Pharmacia Corp. 6.52%-6.55% due 7/21-8/11/2000                                                    131.000      130.283          .23
Procter & Gamble Co. 6.53%-6.55% due 7/24-7/31/2000                                                75.000       74.640          .13
Sara Lee Corp. 6.49%-6.80% due 7/3-7/6/2000                                                        64.200       64.138          .11
SBC Communications Inc. 6.09%-6.64% due 7/11-9/1/2000 (2)                                         147.700      146.467          .26
Texaco Inc. 6.50%-6.61% due 7/13-9/5/2000                                                          90.000       89.041          .16
Wal-Mart Stores Inc. 6.51%-6.55% due 7/25-9/19/2000 (2)                                           142.700      141.057          .25
CERTIFICATES OF DEPOSIT  -  0.18%
Morgan Guaranty Trust Co. of New York 6.61% due 7/19/2000                                         100.000       99.999          .18
Total Short Term Securities   (cost: $9,361.896 million)                                                     9,361.576        16.63
Excess of cash and receivables over payables                                                                   -13.733         -.02
Total Short-Term Securities, Cash and Receivables, Net of Payables                                           9,347.843        16.61
NET ASSETS                                                                                                  56,294.562       100.00

(1) Non-income-producing security.
(2) Purchased in a private placement transaction;
resale to the public may require registration
 or sale only to qualified institutional buyers.
(3) Coupon rate may change periodically.

ADR = American Depositary Receipts

See Notes to Financial Statements

Companies appearing in the portfolio listing since December 31, 1999

Coca-Cola
Computer Sciences
Dell Computer
Dominion Resources
Dun & Bradstreet
Emerson Electric
Gap
H.J. Heinz
Lloyds TSB Group
Nokia
Pitney-Bowes
Sabre Holdings
Walt Disney

Companies eliminated from the portfolio listing since December 31, 1999

Ameren
CBS
Champion International
Eli Lilly
International Flavors & Fragrances
MediaOne Group
NEC
Textron
United HealthCare
The Investment Company of America
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                                             Unaudited
at June 30, 2000                                                             (dollars in        millions)
Assets:
Investment securities at market
 (cost: $28,562.556)                                                                          $46,946.719
Short-term securities at market
 (cost: $9,361.896)                                                                              9,361.576
Cash                                                                                                 0.710
Receivables for--
 Sales of investments                                                        $     4.198
 Sales of fund's shares                                                            56.753
 Forward currency contracts - net                                                   0.000
 Dividends and accrued interest                                                    77.917          138.868
                                                                                                56,447.873
Liabilities:
Payables for--
 Purchases of investments                                                          22.003
 Repurchases of fund's shares                                                     106.098
 Forward currency contracts - net                                                   0.000
 Dividends on fund's shares                                                         0.000
 Management services                                                               11.378
 Chase Manhattan Bank                                                               0.000
 Other expenses                                                                    13.832          153.311
Net Assets at June 30, 2000--
 (authorized capital stock--2,000,000,000 shares)                                             $56,294.562
Class A shares, $.001 par value
 Net assets                                                                                   $56,134.373
 Shares outstanding                                                                          1,721,544,100
 Net asset value per share                                                                    $     32.61
Class B shares, $.001 par value
 Net assets                                                                                   $   160.189
 Shares outstanding                                                                              4,917,480
 Net asset value per share                                                                    $     32.58



STATEMENT OF OPERATIONS                                                                         Unaudited
for the six months ended June 30, 2000                                       (dollars in        millions)
Investment Income:
Income:
 Dividends                                                                   $   385.727
 Interest                                                                         238.938     $   624.665

Expenses:
 Management services fee                                                           67.431
 Distribution expenses - Class A                                                   64.467
 Distribution expenses - Class B                                                    0.227
 Transfer agent fee - Class A                                                      18.890
 Transfer agent fee - Class B                                                       0.011
 Reports to shareholders                                                            0.732
 Registration statement and prospectus                                              2.277
 Postage, stationery and supplies                                                   3.548
 Directors' fees                                                                    0.295
 Auditing and legal fees                                                            0.109
 Custodian fee                                                                      0.684
 Taxes other than federal income tax                                                0.534
 Other expenses                                                                     0.247          159.452
 Net investment income                                                                             465.213

Realized Gain and Change in Unrealized
 Appreciation on Investments:
Net realized gain                                                                                3,657.246
Net change in unrealized appreciation
 on investments:                                                                               (2,780.434)
 Open forward currency contracts                                                    0.000
 Net realized gain and change in
  unrealized appreciation
  on investments                                                                                   876.812
Net Increase in Net Assets Resulting
 from Operations                                                                              $ 1,342.025




STATEMENT OF CHANGES IN NET ASSETS                                           (dollars in        millions)

                                                                              Six months            Year
                                                                                   ended            ended
                                                                                June 30,     December 31,
                                                                                   2000*             1999
Operations:
Net investment income                                                        $   465.213      $   799.307
Net realized gain on investments                                               3,657.246        5,292.279
Net change in unrealized appreciation
 on investments                                                               (2,780.434)       1,931.502
 Net increase in net assets
  resulting from operations                                                    1,342.025        8,023.088

Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income:
 Class A                                                                        (411.623)        (807.510)
 Class B                                                                          (0.289)               -
Distributions from net realized gains on investments:
 Class A                                                                        (684.405)      (4,829.809)
 Class B                                                                               -                -
  Total Dividends and Distributions                                           (1,096.317)      (5,637.319)

Capital Share Transactions:
Proceeds from shares sold                                                      3,343.157        5,697.501
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain on investments                             1,011.575        5,204.804
Cost of shares repurchased                                                    (4,401.107)      (5,690.428)
 Net (decrease) increase in net assets resulting from
  capital share transactions                                                     (46.375)       5,211.877
Total Increase in Net Assets                                                     199.333        7,597.646

Net Assets:
Beginning of period                                                           56,095.229       48,497.583
End of period (including
 undistributed net investment
 income of: $352.643 and $299.609,
 respectively)                                                               $56,294.562      $56,095.229

* Unaudited

See Notes to Financial Statements

 Notes to Financial Statements
        Unaudited

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Investment Company of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income, placing greater emphasis on future dividends than on current income. Effective January 3, 2000, the fund's par value changed from $1 to $0.001. The fund offers Class A and Class B shares. Class A shares are sold with an initial sales charge of up to 5.75%. Class B shares are sold without an initial sales charge but subject to a contingent deferred sales charge paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares have higher distribution expenses and transfer agent fees than Class A shares. Class B shares are automatically converted to Class A shares eight years after the date of purchase. Holders of both classes of shares have equal pro rata rights to assets and identical voting, dividend, liquidation and other rights, except that each class bears different distribution and transfer agent expenses, and each class shall have exclusive rights to vote on matters affecting only that class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors. The ability of the issuers of the fixed income securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or $when-issued' basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts and original issue discounts on securities purchased are amortized daily over the expected life of the security. The fund does not amortize premiums on fixed income securities.

 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily between the share classes based on their relative net asset values. Distribution expenses, transfer agent fees and any other class-specific expenses are accrued daily and charged to the applicable share class.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social, and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

TAXATION - Dividend income is recorded net of non-U.S. taxes paid. For the six months ended June 30, 2000, such non-U.S. taxes were $7,675,000.

CURRENCY GAINS AND LOSSES - Net realized currency losses on dividends and other receivables and payables, on a book basis, were $175,000 for the six months ended June 30, 2000.

3. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

  As of June 30, 2000, net unrealized appreciation on investments for federal income tax purposes aggregated $18,393,165,000; $20,227,180,000 related to appreciated securities and $1,834,015,000 related to depreciated securities. During the six months ended June 30, 2000, the fund realized, on a tax basis, a net capital gain of $3,657,421,000 on securities transactions. Net losses incurred during the period related to non-U.S. currency transactions of $175,000 are treated as an adjustment to ordinary income for federal income tax purposes. The cost of portfolio securities for federal income tax purposes was $37,915,130,000 at June 30, 2000.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $67,431,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Directors of the fund are affiliated. The Board of Directors approved an amended agreement effective January 1, 2000. Additional breakpoints were added for net assets in excess of $34 billion, and annual rates were reduced for net assets in excess of $21 billion. The amended Investment Advisory and Service Agreement provides for monthly fees based on the following rates and month-end net asset levels:

                            Month-End Net Asset Level
                            (in billions)

Rate                        In Excess of               Up to

0.390%                      $ 0                        $ 1.0
0.336                         1.0                        2.0
0.300                         2.0                        3.0
0.276                         3.0                        5.0
0.258                         5.0                        8.0
0.246                         8.0                       13.0
0.240                        13.0                       21.0
0.234                        21.0                       34.0
0.231                        34.0                       44.0
0.228                        44.0                       55.0
0.225                        55.0                       71.0
0.222                        71.0

DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution for Class A shares, the fund may expend up to 0.25% of Class A daily net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved in advance by the fund's Board of Directors. Pursuant to a Plan of Distribution for Class B shares, the fund may expend 1.00% of Class B daily net assets annually to compensate dealers for their selling and servicing efforts. During the six months ended June 30,2000, distribution expenses under the Plans of Distribution for Class A and Class B shares were $64,467,000 and $227,000, respectively. As of June 30, 2000, accrued and unpaid distribution expenses for Class A and Class B shares were $10,102,000 and $112,000, respectively. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $12,374,000 (after allowances to dealers) during the six months ended June 30, 2000 as its portion of the sales charges paid by purchasers of the fund's Class A shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $18,901,000 during the six months ended June 30, 2000.

DEFERRED DIRECTORS' FEES - Directors and Advisory Board members who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of June 30, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Directors, were $1,481,000.

AFFILIATED DIRECTORS' AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

5. WARRANTS

Option warrants are outstanding, which may be exercised at any time for the purchase of 822,245 Class A shares at approximately $5.242 per share. If all warrants had been exercised on June 30, 2000, the net assets of Class A shares would have been $56,138,683,000; the Class A shares outstanding would have been 1,722,366,000; and the Class A net asset value would have been equivalent to $32.59 per share. During the six months ended June 30, 2000, no warrants were exercised.

6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $5,474,616,000 and $8,439,008,000, respectively, during the six months ended June 30, 2000.

As of June 30, 2000, net assets consisted of the following:
       (dollars in millions)

Capital paid in on shares of beneficial              $33,942.297
interest

Undistributed net investment income                  352.643

Accumulated net realized gain                        3,615.856

Net unrealized appreciation                          18,383.766

Net assets                                           $56,294.562


Capital share transations in the fund were as follows:
    (dollars in millions)

                                              (dollars in millions)
                                                                          Six months
                                                                       ended June 30,
                                                                                 2000
                                                                               Amount            Shares
Class A Shares:
 Sold                                                                    $  3,181.710        98,981,445
  Reinvested dividends and distributions                                    1,011.295        31,742,113
 Repurchased                                                               (4,400.152)     (137,212,044)
  Net (decrease) increase in Class A                                         (207.147)       (6,488,486)
Class B Shares:*
 Sold                                                                         161.447         4,938,285
 Reinvested dividends and distributions                                         0.280             8,328
 Repurchased                                                                   (0.955)          (29,133)
  Net (decrease) increase in Class B                                          160.772         4,917,480

Total net (decrease) increase in fund                                    $    (46.375)       (1,571,006)


                                                                           Year ended
                                                                    December 31,
                                                                                 1999
                                                                               Amount            Shares
Class A Shares:
 Sold                                                                    $  5,697.501       174,371,241
  Reinvested dividends and distributions                                    5,204.804       166,620,357
 Repurchased                                                               (5,690.428)     (174,052,877)
  Net (decrease) increase in Class A                                        5,211.877       166,938,721
Class B Shares:*
 Sold                                                                               -                 -
 Reinvested dividends and distributions                                             -                 -
 Repurchased                                                                        -                 -
  Net (decrease) increase in Class B                                                -                 -

Total net (decrease) increase in fund                                    $  5,211.877       166,938,721

* Class B shares not offered before March 15, 2000.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $684,000 includes $85,000 that was paid by these credits rather than in cash.

PER-SHARE DATA AND RATIOS (1)
                                                                                                     Net
                                                                Net asset                  gains/(losses)
                                                                    value,        Net       on securities
                                                                 beginning  investment     (both realized
Period ended                                                     of period      income    and unrealized)
Class A:
                                                      2000           $32.46    $.27(2)            $.52(2)
                                                      1999            31.07        .49               4.45
                                                      1998            28.25        .48               5.79
                                                      1997            24.23        .51               6.61
                                                      1996            21.61        .49               3.66
                                                      1995            17.67        .52               4.83
Class B:
                                                      2000            32.35     .10(2)             .21(2)





                                                                             Dividends
                                                               Total from   (from net       Distributions
                                                                investment  investment      (from capital
Period ended                                                    operations     income)             gains)
Class A:
                                                      2000            $.79      $(.24)             $(.40)
                                                      1999            4.94       (.51)              (3.04)
                                                      1998            6.27       (.51)              (2.94)
                                                      1997            7.12       (.50)              (2.60)
                                                      1996            4.15       (.50)              (1.03)
                                                      1995            5.35       (.50)              (0.91)
Class B:
                                                      2000             .31       (.08)                  -




                                                                            Net asset
                                                                     Total  value, end             Total
Period ended                                                 distributions   of period             return
Class A:
                                                      2000          $(.64)       $32.61              2.49%
                                                      1999           (3.55)       32.46              16.56
                                                      1998           (3.45)       31.07              22.94
                                                      1997           (3.10)       28.25              29.81
                                                      1996           (1.53)       24.23              19.35
                                                      1995           (1.41)       21.61              30.63
Class B:
                                                      2000             .08        32.58               2.49





                                                                             Ratio of           Ratio of
                                                               Net assets,    expenses         net income
                                                             end of period  to average         to average
Period ended                                                 (in millions)  net assets         net assets
Class A:
                                                      2000         $56,135     .29%(3)            .84%(3)
                                                      1999          56,095         .55                1.54
                                                      1998          48,498         .55                1.65
                                                      1997          39,718         .56                1.90
                                                      1996         $30,875         .59                2.17
                                                      1995         $25,678         .60                2.70
Class B:
                                                      2000            $160      .33(3)             .31(3)




                                                                 Portfolio
                                                                  turnover
Period ended                                                          rate
Class A:
                                                      2000       11.50%(4)
                                                      1999           27.72%
                                                      1998           25.43%
                                                      1997           24.08%
                                                      1996           17.46%
                                                      1995           20.91%
Class B:
                                                      2000       11.50%(4)

(1) The periods 1995 through 1999 represent fiscal years ended December 31. The periods ended
2000 represent, for Class A shares, the six month
 period ended June 30, 2000, and, for
Class B shares, the 107 day period ended June 30,
 2000. Class B shares were not offered before March 15, 2000. Total returns for such periods are based on activity during the period and thus are not representative of a full year.
Total returns exclude all sales charges, including contingent deferred sales charges.

(2) Based on average shares outstanding.

(3) Annualized.

(4) Represents portfolio turnover rate
(equivalent for all share classes) for the six months ended June 30, 2000.

Offices of the fund and of the investment adviser, Capital Research and Management Company

333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

Transfer agent for
shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

Custodian of assets
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

Counsel
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071-2899

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

For information about your account, any of the fund's services, or for a prospectus for any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180 or visit www.americanfunds.com on the World Wide Web. Please read the prospectus carefully before you invest or send money.

Class A and Class B Shares

There are two ways to invest in this fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Class B shares, which are not available for certain employer-sponsored retirement plans, have no up-front charge. They are, however, subject to additional expenses of approximately 0.75% a year over the first eight years of ownership. If redeemed within six years, they may also be subject to a contingent deferred sales charge (5% maximum) that declines over time.

This report is for the information of shareholders of The Investment Company of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2000, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Printed on recycled paper
Litho in USA BDC/GRS/4677
Lit. No. ICA-013-0800